Debt Obligations Net - Additional information (Details) - USD ($) $ in Thousands		12 Months Ended
	Oct. 25, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2021	Oct. 30, 2020	Sep. 14, 2020	Feb. 20, 2020	Nov. 29, 2019	Feb. 22, 2019	Dec. 13, 2018	Feb. 22, 2017
Debt Disclosure [Line Items]
Principal amount		$ 377,000			$ 850,000
Owl Rock Capital and Subsidiaries and Owl Rock Capital Securities LLC
Debt Disclosure [Line Items]
Deferred financing cost amortization expense		787	$ 225	$ 397
Principal amount		$ 377,000	316,000
Revolving Credit Facility #1 [Member] | Owl Rock Capital and Subsidiaries and Owl Rock Capital Securities LLC
Debt Disclosure [Line Items]
Line of credit facility, maximum borrowing capacity						$ 105,000		$ 80,000			$ 50,000	$ 10,000
Line of credit facility, interest rate description		Borrowings under the credit facility bear interest at a rate per annum equal to: (i) in the case of LIBOR – based advance, the greater of LIBOR + 3.05 % and 4.25%, or (ii) in the case of prime rate – based advance, the greater of prime rate, as published by the lending bank, + 0.25 % and 4.25%.
Percentage of fees paid		The Company also pays fees of 0.5% and 2.0% per annum on the unused portion of the credit facility and outstanding letters of credit, respectively.
Line of credit facility, amendment description		On March 12, 2018, the credit facility was amended to, among other things: (i) increase facility size to $36.5 million, (ii) extend the maturity date to February 28, 2022, (iii) reduce the London Interbank Offered Rate (“LIBOR”) – based rate from LIBOR + 3.25% to LIBOR + 3.05% and prime rate – based rate from prime rate + 0.50% to prime rate + 0.25%, and (iv) added a letter of credit sublimit of $5 million.
Principal amount		$ 105,000	50,000
Revolving Credit Facility #2 [Member] | Owl Rock Capital and Subsidiaries and Owl Rock Capital Securities LLC
Debt Disclosure [Line Items]
Line of credit facility, maximum borrowing capacity							$ 22,000		$ 16,000	$ 10,000
Line of credit facility, interest rate description		Borrowings under the credit facility bear interest at a rate per annum equal to: (i) in the case of LIBOR – based advances, the greater of LIBOR + 3.05% and 4.25%, or (ii) in the case of the prime rate – based advances, the greater of the prime rate, as published by the lending bank, + 0.25% and 4.25%.
Percentage of fees paid		The Company also pays a fee of 0.5% per annum on the unused portion of the credit facility.
Principal amount		$ 22,000	16,000
Term Loan [Member] | Owl Rock Capital and Subsidiaries and Owl Rock Capital Securities LLC
Debt Disclosure [Line Items]
Principal amount	$ 250,000	$ 250,000	$ 250,000
LIBOR [Member] | Term Loan [Member] | Owl Rock Capital and Subsidiaries and Owl Rock Capital Securities LLC
Debt Disclosure [Line Items]
Debt instrument, basis spread on variable rate	6.00%
LIBOR Floor [Member] | Term Loan [Member] | Owl Rock Capital and Subsidiaries and Owl Rock Capital Securities LLC
Debt Disclosure [Line Items]
Debt instrument, basis spread on variable rate	1.50%